UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Global Income Builder Fund
		Shares	Value ($)
Common Stocks 61.5%
Consumer Discretionary 3.8%
Hotels, Restaurants & Leisure 0.0%
Dawn Holdings, Inc.* (a)		3	7,754
Trump Entertainment Resorts, Inc.*		8	0

			7,754
Media 3.2%
Pearson PLC		548,076	10,007,431
Vertis Holdings, Inc.*		345	0
Wolters Kluwer NV		797,502	21,971,064

			31,978,495
Specialty Retail 0.6%
Staples, Inc. (b)		478,274	6,294,086
Consumer Staples 15.7%
Beverages 3.1%
PepsiCo, Inc.		387,965	31,176,868
Food Products 3.7%
Nestle SA (Registered)		144,271	10,460,595
Unilever NV (CVA)		732,958	27,345,737

			37,806,332
Household Products 3.6%
Procter & Gamble Co.		481,428	36,887,013
Tobacco 5.3%
British American Tobacco PLC		738,520	35,361,151
Imperial Tobacco Group PLC		498,132	18,192,202

			53,553,353
Energy 3.8%
Energy Equipment & Services 0.3%
Transocean Ltd. (b)		77,473	3,353,032
Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd. (c)		619,335	20,308,071
Canadian Natural Resources Ltd. (c)		87,791	2,875,155
ConocoPhillips		90,800	5,897,460
Enbridge, Inc. (b)		77,932	3,271,920
TransCanada Corp. (b)		72,928	3,170,526

			35,523,132
Financials 7.4%
Commercial Banks 1.7%
Bank of Nova Scotia		157,869	8,660,647
The Toronto-Dominion Bank (b)		97,587	8,439,578

			17,100,225
Diversified Financial Services 1.2%
Leucadia National Corp.		441,052	12,053,951
Insurance 4.5%
PartnerRe Ltd.		240,229	23,583,281
Powszechny Zaklad Ubezpieczen SA		74,612	9,775,990
Sampo Oyj "A"		282,861	13,123,284

			46,482,555
Health Care 6.9%
Health Care Equipment & Supplies 1.5%
Stryker Corp. (b)		201,561	15,641,133
Health Care Providers & Services 1.5%
Rhoen-Klinikum AG		505,942	14,905,366
Pharmaceuticals 3.9%
Novartis AG (Registered)		265,117	20,966,423
Roche Holding AG (Genusschein)		14,053	3,861,823
Sanofi		151,491	14,828,931

			39,657,177
Industrials 8.4%
Aerospace & Defense 0.9%
BAE Systems PLC		1,249,236	8,799,964
Air Freight & Logistics 3.3%
C.H. Robinson Worldwide, Inc. (b)		496,420	29,060,427
Singapore Post Ltd.		4,830,199	5,051,705

			34,112,132
Building Products 0.0%
Congoleum Corp.*		11,440	0
Industrial Conglomerates 4.2%
Jardine Matheson Holdings Ltd.		292,973	15,711,119
Koninklijke Philips NV		497,883	17,322,269
Smiths Group PLC		398,118	9,398,228

			42,431,616
Information Technology 6.3%
Computers & Peripherals 2.7%
Diebold, Inc. (b)		398,016	13,369,358
Wincor Nixdorf AG (b)		198,996	14,129,316

			27,498,674
Software 3.6%
Microsoft Corp.		955,109	36,150,875
Materials 3.2%
Chemicals 0.9%
Air Liquide SA		75,306	9,447,424
Containers & Packaging 1.0%
Sealed Air Corp.		118,568	3,698,136
Sonoco Products Co.		157,707	6,525,916

			10,224,052
Metals & Mining 1.3%
Franco-Nevada Corp.		262,133	12,721,247
Telecommunication Services 1.4%
Diversified Telecommunication Services 0.0%
Belgacom SA		264	7,545
Wireless Telecommunication Services 1.4%
NTT DoCoMo, Inc.		659,600	10,603,721
Vodafone Group PLC		1,022,457	3,799,529

			14,403,250
Utilities 4.6%
Gas Utilities 3.4%
UGI Corp.		808,393	35,076,172
Multi-Utilities 1.2%
National Grid PLC		909,534	11,799,119

Total Common Stocks (Cost $533,462,175)			625,092,542
Preferred Stock 0.0%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $280,281)		295	286,989
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		207	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		57,540	42,361
Hercules Trust II, Expiration Date 3/31/2029*		506	4,768

			47,129

Total Warrants (Cost $90,209)			47,129

		Principal Amount ($) (d)	Value ($)
Corporate Bonds 24.0%
Consumer Discretionary 2.5%
21st Century Fox America, Inc., 4.0%, 10/1/2023		150,000	151,724
AmeriGas Finance LLC:
6.75%, 5/20/2020		280,000	305,900
7.0%, 5/20/2022		280,000	304,500
APX Group, Inc., 6.375%, 12/1/2019		195,000	195,975
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		500,000	427,600
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		55,000	62,013
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	326,350
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	321,750
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		200,000	193,000
8.25%, 1/15/2019		65,000	69,956
BC Mountain LLC, 144A, 7.0%, 2/1/2021		190,000	194,750
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	74,375
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		150,000	162,375
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		350,000	333,226
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		630,000	595,350
9.0%, 2/15/2020 (b)		245,000	237,037
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		250,000	260,937
CCO Holdings LLC:
6.5%, 4/30/2021		445,000	465,025
6.625%, 1/31/2022		360,000	376,200
7.375%, 6/1/2020		3,610,000	3,925,875
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		175,000	164,500
144A, 6.375%, 9/15/2020		1,105,000	1,129,862
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	24,563
Clear Channel Communications, Inc., 11.25%, 3/1/2021		265,000	287,525

Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		240,000	245,400
Series B, 6.5%, 11/15/2022		345,000	354,487
Series A, 7.625%, 3/15/2020		20,000	21,000
Series B, 7.625%, 3/15/2020		1,190,000	1,255,450
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	24,500
Columbus International, Inc., 144A, 11.5%, 11/20/2014		500,000	523,625
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		310,000	290,230
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		700,000	750,750
DBP Holding Corp., 144A, 7.75%, 10/15/2020		225,000	217,688
Delphi Corp., 5.0%, 2/15/2023		270,000	274,050
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	295,800
5.0%, 3/15/2023		375,000	351,562
7.875%, 9/1/2019		1,120,000	1,278,200
Ford Motor Credit Co., LLC, 3.0%, 6/12/2017		645,000	670,487
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		390,000	304,200
Harron Communications LP, 144A, 9.125%, 4/1/2020		250,000	280,000
Hertz Corp., 4.25%, 4/1/2018		175,000	178,063
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		160,000	169,600
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		485,000	504,400
Libbey Glass, Inc., 6.875%, 5/15/2020		135,000	145,631
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		370,000	401,450
Marriott International, Inc., 3.375%, 10/15/2020		580,000	584,289
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		150,000	158,250
Mediacom Broadband LLC, 6.375%, 4/1/2023		145,000	148,263
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,300
MGM Resorts International:
6.625%, 12/15/2021 (b)		595,000	633,675
6.75%, 10/1/2020		160,000	172,400
8.625%, 2/1/2019		145,000	170,738
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		210,000	215,775
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		500,000	525,000
PNK Finance Corp., 144A, 6.375%, 8/1/2021		265,000	271,625
Quebecor Media, Inc., 5.75%, 1/15/2023		200,000	194,500
RCI Banque SA, 144A, 3.5%, 4/3/2018		500,000	515,710
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	22,300
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		130,000	128,050
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		215,000	232,737
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		310,000	313,100
Starz LLC, 5.0%, 9/15/2019		160,000	164,600
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		250,000	243,125
Travelport LLC, 144A, 6.364% **, 3/1/2016		40,883	41,087
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		755,000	755,000
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	784,719
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		100,000	107,250
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		195,000	220,838

			25,751,272
Consumer Staples 2.5%
Agrokor dd, 144A, 8.875%, 2/1/2020		2,250,000	2,418,975
Ajecorp BV, 144A, 6.5%, 5/14/2022		1,000,000	955,000
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		1,500,000	1,168,125
B&G Foods, Inc., 4.625%, 6/1/2021		265,000	256,719
Cencosud SA, 144A, 4.875%, 1/20/2023		1,000,000	921,853
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		181,000	195,254
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,000,000	2,222,500
Del Monte Corp., 7.625%, 2/15/2019		455,000	472,631
Delhaize Group SA, 4.125%, 4/10/2019		715,000	745,044
ESAL GmbH, 144A, 6.25%, 2/5/2023 (b)		1,500,000	1,365,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		230,000	242,650
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020 (b)		635,000	620,713
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		2,040,000	2,210,850
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		1,000,000	976,250
MHP SA, 144A, 8.25%, 4/2/2020 (b)		1,000,000	825,200
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		500,000	555,000
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		1,200,000	972,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,046,000	2,217,352
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		380,000	388,550
7.125%, 4/15/2019		4,910,000	5,192,325
Smithfield Foods, Inc., 6.625%, 8/15/2022		250,000	263,125
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	99,807

			25,284,923
Energy 2.7%
Access Midstream Partners LP:
4.875%, 5/15/2023		245,000	240,100
6.125%, 7/15/2022		60,000	63,900
Afren PLC, 144A, 10.25%, 4/8/2019		703,000	807,395
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		195,000	198,413
6.75%, 11/1/2020		195,000	203,288
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		190,000	202,113
8.625%, 10/15/2020		15,000	16,163
Chaparral Energy, Inc., 7.625%, 11/15/2022		345,000	371,737
Crosstex Energy LP, 7.125%, 6/1/2022		94,000	107,865
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,081,213
Denbury Resources, Inc., 4.625%, 7/15/2023		205,000	189,113
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		1,000,000	947,500
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		320,000	329,600
Energy Transfer Partners LP, 4.15%, 10/1/2020		450,000	462,453
EP Energy LLC:
6.875%, 5/1/2019		145,000	156,056
7.75%, 9/1/2022		165,000	182,325
9.375%, 5/1/2020		65,000	74,750
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		473,790	490,278
EV Energy Partners LP, 8.0%, 4/15/2019		910,000	927,062
FMC Technologies, Inc., 3.45%, 10/1/2022		500,000	479,824
Halcon Resources Corp.:
8.875%, 5/15/2021		540,000	538,650
9.75%, 7/15/2020		300,000	311,250
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	20,800
KazMunayGas National Co. JSC, 144A, 7.0%, 5/5/2020		600,000	663,720
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		400,000	398,000
Linn Energy LLC:
6.5%, 5/15/2019		155,000	159,263
144A, 7.0%, 11/1/2019		2,690,000	2,730,350
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		525,000	546,000
10.75%, 10/1/2020		550,000	595,375
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		320,000	319,200
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		680,000	717,400
Oasis Petroleum, Inc.:
6.875%, 1/15/2023		125,000	133,750
7.25%, 2/1/2019		315,000	337,050
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,000,000	1,075,000
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		400,000	400,000
7.5%, 11/1/2019		555,000	596,625
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	902,978
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		265,000	264,337
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		700,000	543,200
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		800,000	614,000
Petroleos Mexicanos, 2.257% **, 7/18/2018 (b)		1,000,000	1,030,000
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,000,000	1,031,778
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		2,000,000	2,187,500
Rowan Companies, Inc., 4.75%, 1/15/2024 (b)		550,000	557,015
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		685,000	683,287
144A, 5.625%, 4/15/2023		155,000	147,250
SandRidge Energy, Inc., 7.5%, 3/15/2021		630,000	653,625
SESI LLC, 7.125%, 12/15/2021		120,000	132,300
Talos Production LLC, 144A, 9.75%, 2/15/2018		380,000	390,450
Tesoro Corp., 5.375%, 10/1/2022 (b)		140,000	142,800
Transocean, Inc., 3.8%, 10/15/2022		920,000	868,596

			27,222,697
Financials 4.3%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	594,050
Ally Financial, Inc., 5.5%, 2/15/2017		65,000	70,119
American International Group, Inc., 3.8%, 3/22/2017		1,180,000	1,263,420
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	265,136
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		1,000,000	1,026,352
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		1,300,000	1,352,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	379,157
Bank of America Corp., 3.3%, 1/11/2023		400,000	383,620
Bank of Baroda, 144A, 4.875%, 7/23/2019		400,000	401,103
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		1,000,000	1,062,500
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		2,100,000	2,254,875
BNP Paribas SA, 5.0%, 1/15/2021		945,000	1,037,455
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	181,050
5.25%, 3/15/2018		4,528,000	4,822,320
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		875,000	857,440
Country Garden Holdings Co., Ltd., 144A, 7.25%, 4/4/2021		500,000	473,750
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		605,000	614,075
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,060,000
E*TRADE Financial Corp.:
6.375%, 11/15/2019		555,000	596,625
6.75%, 6/1/2016		1,700,000	1,848,750
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		1,000,000	927,500
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		233,000	270,626
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		570,000	579,000
ING Bank NV:
144A, 2.0%, 9/25/2015		1,000,000	1,016,900
144A, 5.8%, 9/25/2023		1,550,000	1,622,591
ING U.S., Inc., 5.7%, 7/15/2043		330,000	356,077
International Lease Finance Corp.:
3.875%, 4/15/2018		400,000	401,060
6.25%, 5/15/2019		350,000	379,750
8.625%, 1/15/2022 (b)		50,000	59,375
8.75%, 3/15/2017		1,150,000	1,339,750
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		775,000	794,629
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		1,500,000	1,410,000
Jefferies Group LLC, 5.125%, 1/20/2023		240,000	248,880
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		920,000	952,973
Morgan Stanley:
3.75%, 2/25/2023		415,000	408,857
4.1%, 5/22/2023		845,000	822,902
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	30,975
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		55,000	57,887
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	947,435
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	89,000	77,061
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,546,501
ProLogis LP, (REIT), 4.25%, 8/15/2023		450,000	452,904
PSP Capital, Inc., 3.03%, 10/22/2020	CAD	1,095,000	1,013,083
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		800,000	818,968
Santander UK PLC, 144A, 5.0%, 11/7/2023		375,000	378,772
SLM Corp., 5.5%, 1/25/2023		535,000	502,581
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023		555,000	541,662
Trust F/1401, 144A, 6.95%, 1/30/2044		2,000,000	1,920,000
Turkiye Is Bankasi:
144A, 3.875%, 11/7/2017		750,000	707,025
144A, 6.0%, 10/24/2022		1,500,000	1,301,250
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		750,000	684,382
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		440,000	426,667

			43,541,820
Health Care 1.1%
Agilent Technologies, Inc., 3.2%, 10/1/2022 (b)		500,000	470,408
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		110,000	118,250
Biomet, Inc.:
6.5%, 8/1/2020		330,000	351,862
6.5%, 10/1/2020		95,000	98,563
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,140,750
7.125%, 7/15/2020 (b)		735,000	782,775
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		35,000	37,188
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,525
HCA, Inc.:
5.875%, 3/15/2022		40,000	42,100
6.5%, 2/15/2020		2,020,000	2,227,050
7.5%, 2/15/2022		2,220,000	2,505,825
Hologic, Inc., 6.25%, 8/1/2020		220,000	229,625
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	254,400
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		350,000	347,068
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		370,000	353,606
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		350,000	369,250
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		52,000	58,305
Tenet Healthcare Corp.:
4.375%, 10/1/2021		425,000	407,469
4.5%, 4/1/2021		50,000	48,438
6.25%, 11/1/2018		1,110,000	1,226,550

			11,092,007
Industrials 1.5%
Accuride Corp., 9.5%, 8/1/2018		45,000	44,888
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019 (b)		1,000,000	790,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	201,637
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		195,000	200,850
BE Aerospace, Inc., 6.875%, 10/1/2020		515,000	562,637
Belden, Inc., 144A, 5.5%, 9/1/2022		330,000	321,750

Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		1,480,000	1,457,800
144A, 7.75%, 3/15/2020		25,000	27,656
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		1,000,000	1,115,000
Clean Harbors, Inc., 5.125%, 6/1/2021		245,000	245,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		145,000	142,462
Embraer Overseas Ltd., 144A, 5.696%, 9/16/2023		800,000	804,000
FTI Consulting, Inc., 6.0%, 11/15/2022		195,000	197,925
GenCorp, Inc., 7.125%, 3/15/2021		730,000	782,925
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		1,000,000	1,055,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		1,500,000	1,496,250
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		65,000	69,956
7.125%, 3/15/2021		255,000	281,137
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		100,000	100,635
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		390,000	409,500
Meritor, Inc., 6.75%, 6/15/2021		210,000	219,450
Navios South American Logistics, Inc., 9.25%, 4/15/2019		55,000	58,919
Nortek, Inc., 8.5%, 4/15/2021		885,000	977,925
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		787,680	803,434
Owens Corning, Inc., 4.2%, 12/15/2022		280,000	276,607
Total System Services, Inc., 3.75%, 6/1/2023		420,000	398,801
TransDigm, Inc.:
7.5%, 7/15/2021		380,000	411,350
7.75%, 12/15/2018		405,000	433,350
United Rentals North America, Inc.:
6.125%, 6/15/2023		25,000	25,938
7.375%, 5/15/2020		100,000	110,875
7.625%, 4/15/2022		1,260,000	1,417,500
Watco Companies LLC, 144A, 6.375%, 4/1/2023		150,000	148,500

			15,589,657
Information Technology 1.3%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		795,000	822,825
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	255,412
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		370,000	382,025
CDW LLC, 8.5%, 4/1/2019		2,910,000	3,193,725
CyrusOne LP, 6.375%, 11/15/2022		95,000	98,088
EarthLink Holdings Corp., 7.375%, 6/1/2020		265,000	270,300
Equinix, Inc., 5.375%, 4/1/2023		690,000	676,200
First Data Corp.:
144A, 6.75%, 11/1/2020		665,000	699,912
144A, 7.375%, 6/15/2019		2,800,000	2,989,000
144A, 8.875%, 8/15/2020		745,000	819,500
Fiserv, Inc., 3.5%, 10/1/2022		500,000	485,919
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		80,000	82,700
Hewlett-Packard Co., 3.3%, 12/9/2016		725,000	764,737
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	271,875
7.625%, 6/15/2021		915,000	1,038,525
IAC/InterActiveCorp., 4.75%, 12/15/2022		195,000	183,788

			13,034,531
Materials 2.0%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		1,600,000	1,764,000
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	961,843
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		324,105	345,982
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		385,000	406,175
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		500,000	441,875
Essar Steel Algoma, Inc., 144A, 9.875%, 6/15/2015		10,000	7,000
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		130,000	137,475
144A, 6.375%, 2/1/2016 (b)		1,000,000	1,036,500
144A, 6.875%, 4/1/2022 (b)		1,280,000	1,382,400
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		550,000	616,000
144A, 8.75%, 6/1/2020		330,000	375,375
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	765,446
Fresnillo PLC, 144A, 5.5%, 11/13/2023		1,300,000	1,261,000
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		530,000	495,916
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		680,000	707,200
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		285,000	244,387
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	253,125
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016 (b)		750,000	781,875
Novelis, Inc., 8.75%, 12/15/2020		4,725,000	5,244,750
Polymer Group, Inc., 7.75%, 2/1/2019		330,000	349,800
PolyOne Corp., 5.25%, 3/15/2023		225,000	219,375
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		1,000,000	963,750
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		200,000	205,000
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		600,000	579,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,450
144A, 8.375%, 9/15/2021		30,000	34,275
The Mosaic Co., 4.25%, 11/15/2023		510,000	510,547
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021		500,000	500,000

			20,623,521
Telecommunication Services 4.7%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	7,000,000	473,539
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	471,687
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		100,000	101,000
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		3,615,000	3,899,681
8.75%, 3/15/2018 (b)		1,680,000	1,759,800
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		610,000	634,400
144A, 10.5%, 4/15/2018		1,125,000	1,195,875
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,550,000	3,681,350
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,616	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		940,000	928,250
8.5%, 4/15/2020 (b)		3,745,000	4,194,400
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		495,000	472,725
7.25%, 10/15/2020		45,000	48,825
7.5%, 4/1/2021		4,720,000	5,197,900
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		650,000	697,125
144A, 8.125%, 6/1/2023		100,000	108,250
Level 3 Communications, Inc., 8.875%, 6/1/2019		70,000	76,650
Level 3 Financing, Inc.:
7.0%, 6/1/2020		725,000	770,313
8.625%, 7/15/2020		2,480,000	2,771,400
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		740,000	782,550
144A, 6.625%, 4/1/2023 (b)		265,000	274,938
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,375,000	1,302,813
Oi SA, 144A, 5.75%, 2/10/2022		500,000	449,375
SBA Communications Corp., 5.625%, 10/1/2019		190,000	195,938
Sprint Communications, Inc.:
6.0%, 12/1/2016		3,605,000	3,902,412
6.0%, 11/15/2022 (b)		340,000	334,050
8.375%, 8/15/2017 (b)		460,000	531,300
9.125%, 3/1/2017		375,000	440,625
Telefonica Chile SA, 144A, 3.875%, 10/12/2022		600,000	549,863
tw telecom holdings, Inc.:
5.375%, 10/1/2022		330,000	326,700
6.375%, 9/1/2023		265,000	276,925
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	477,000
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		260,000	280,800
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	160,500
Verizon Communications, Inc., 6.55%, 9/15/2043		1,250,000	1,500,425
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022 (b)		1,000,000	1,038,750
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		210,000	228,900
144A, 7.25%, 2/15/2018		200,000	209,500
Windstream Corp.:
6.375%, 8/1/2023		245,000	227,850
7.5%, 4/1/2023		80,000	80,000
7.75%, 10/15/2020 (b)		2,555,000	2,708,300
7.75%, 10/1/2021		720,000	756,000
7.875%, 11/1/2017		2,595,000	2,964,787

			47,483,471
Utilities 1.4%
AES Corp.:
8.0%, 10/15/2017		110,000	128,150
8.0%, 6/1/2020		95,000	109,963
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		1,000,000	951,343
Calpine Corp.:
144A, 7.5%, 2/15/2021		2,751,000	3,005,467
144A, 7.875%, 7/31/2020		462,000	505,890
DTE Energy Co., 7.625%, 5/15/2014		305,000	311,036
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		1,000,000	1,085,000
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	386,500
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021		1,000,000	975,000
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021 (b)		1,000,000	1,018,000
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		790,000	816,649
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		2,000,000	1,870,000
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		3,000,000	2,182,500
PPL Energy Supply LLC, 4.6%, 12/15/2021 (b)		520,000	516,056

			13,861,554

Total Corporate Bonds (Cost $240,325,974)			243,485,453
Asset-Backed 0.4%
Automobile Receivables 0.2%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		1,939,864	2,036,215
Miscellaneous 0.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.888% **, 1/17/2024		2,000,000	2,010,342

Total Asset-Backed (Cost $3,971,163)			4,046,557
Mortgage-Backed Securities Pass-Throughs 0.6%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		117,839	130,081
Federal National Mortgage Association:
2.272% **, 8/1/2037		384,669	408,710
5.5%, 8/1/2037		3,681,085	4,061,703
6.0%, 2/1/2037		231,523	257,443
6.5%, with various maturities from 4/1/2017 until 6/1/2017		191,415	203,819
8.0%, 9/1/2015		39,074	40,358
Government National Mortgage Association:
5.5%, 9/20/2040		684,555	755,444
6.5%, 8/20/2034		133,718	151,640

Total Mortgage-Backed Securities Pass-Throughs (Cost $5,937,366)			6,009,198
Commercial Mortgage-Backed Securities 0.8%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.16% **, 3/15/2018		470,000	471,551
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,180,000	1,171,998
"A4", Series 2007-C1, 5.716%, 2/15/2051		825,000	909,359
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,094,036	1,176,728
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		4,000,000	3,936,764

Total Commercial Mortgage-Backed Securities (Cost $7,844,703)			7,666,400
Collateralized Mortgage Obligations 2.2%
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		900,684	526,927
"PA", Series 4122, 1.5%, 2/15/2042		447,076	421,057
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		2,919,865	307,384
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		1,264,351	135,171
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		3,949,140	497,213
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		5,208,424	675,559
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,630,403	195,194
"ZB", Series 4183, 3.0%, 3/15/2043		3,069,899	2,492,156
"ZG", Series 4213, 3.5%, 6/15/2043		2,815,502	2,739,298
"ML", Series 3780, 4.0%, 12/15/2040		1,044,000	1,040,454
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		4,270,790	644,352
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		5,142,663	668,508
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	529,274
"JZ", Series 2012-4, 4.0%, 9/25/2041		1,672,833	1,628,560
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		761,170	227,434
"PI", Series 2006-20, Interest Only, 6.522% ***, 11/25/2030		3,455,931	589,909
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		912,874	763,956
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		3,065,604	342,244
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		1,187,643	52,434
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		753,393	125,488
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,074,640
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,635,862
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		3,227,454	310,193
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		529,226	6,038
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,687,890	463,016
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		1,050,210	126,147
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,649,911	463,502
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,949,997	382,692
"AI", Series 2007-38, Interest Only, 6.301% ***, 6/16/2037		582,261	84,319
"SC", Series 2002-33, Interest Only, 7.241% ***, 5/16/2032		985,445	199,769
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		1,384,464	1,304,532

Total Collateralized Mortgage Obligations (Cost $21,771,010)			22,653,282
Government & Agency Obligations 6.5%
Other Government Related (e) 1.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,045,380
European Investment Bank, 144A, 4.6%, 1/30/2037	CAD	4,000,000	3,695,300
Inter-American Development Bank, 4.375%, 1/24/2044		857,000	877,786
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		1,000,000	950,000
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	4,440,000	3,799,459
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		1,000,000	1,061,250

			11,429,175
Sovereign Bonds 1.7%
Dominican Republic, 144A, 5.875%, 4/18/2024		2,000,000	1,910,000
Kingdom of Norway, Series 475, 2.0%, 5/24/2023	NOK	23,965,000	3,588,613
Province of Ontario, Canada, 3.45%, 6/2/2045	CAD	2,624,000	2,176,030
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,000,000	1,002,500
Republic of Croatia, 144A, 6.0%, 1/26/2024 (b)		2,000,000	1,943,000
Republic of Ghana, 144A, 7.875%, 8/7/2023		1,000,000	930,000
Republic of Singapore, 3.375%, 9/1/2033	SGD	5,011,000	4,067,350
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	12,000,000	339,016
Series 6207, 8.15%, 2/3/2027	RUB	24,000,000	677,623

			16,634,132
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,064,894
U.S. Treasury Obligations 3.3%
U.S. Treasury Bill, 0.02% ****, 2/13/2014 (f)		749,000	748,999
U.S. Treasury Bond, 5.375%, 2/15/2031		8,952,000	11,416,593
U.S. Treasury Notes:
0.75%, 6/15/2014 (h)		1,500,000	1,503,574
0.875%, 12/31/2016		3,000,000	3,016,407
1.0%, 8/31/2016 (g) (h)		11,930,000	12,065,143
1.5%, 7/31/2016		1,250,000	1,280,469
1.625%, 8/15/2022		3,000,000	2,796,564
1.75%, 5/15/2023		628,000	582,666

			33,410,415

Total Government & Agency Obligations (Cost $68,085,535)			65,538,616
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $623,248)		622,934	1,206,748
Loan Participations and Assignments 0.0%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		380,000	389,430

Total Loan Participations and Assignments (Cost $607,394)			389,430
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $70,436)		141,000	122,670

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $463,890)		9,400,000	431,988

		Shares	Value ($)
Securities Lending Collateral 13.1%
Daily Assets Fund Institutional, 0.08% (i) (j) (Cost $133,336,742)		133,336,742	133,336,742
Cash Equivalents 2.9%
Central Cash Management Fund, 0.04% (i) (Cost $29,069,039)		29,069,039	29,069,039

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,045,939,165) †		112.1	1,139,382,783
Other Assets and Liabilities, Net (b)		(12.1)	(122,597,494)

Net Assets		100.0	1,016,785,289

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,616	EUR	403,824	0
					637,157	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,048,170,081.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $91,212,702.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $110,090,565 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,877,863.

(a)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	9,378	7,754	0

(b)
All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan.  The value of all securities loaned at January 31, 2014 amounted to $106,891,864, which is 10.5% of net assets.

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Principal amount stated in U.S. dollars unless otherwise noted.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At January 31, 2014, this security has been pledged, in whole or in part, as collateral for open bilateral swap contracts.
(h)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2014	297	35,825,625	163,218

At January 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/20/2014	46	5,428,310	(10,479)
10 Year Japanese Government Bond	JPY	3/11/2014	8	11,333,268	(45,963)
90 Day Eurodollar	USD	12/14/2015	55	13,610,438	(2,244)
U.S. Treasury Bond	USD	3/20/2014	21	2,805,469	(63,698)
Ultra Long U.S. Treasury Bond	USD	3/20/2014	77	11,073,563	(482,224)
Total unrealized depreciation					(604,608)

At January 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	150,0002	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	18,104	3,960	14,144
9/20/2012 12/20/2017	490,0003	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	71,993	28,289	43,704
Total unrealized appreciation					57,848

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At January 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2024	11,100,000		Fixed — 3.524%	Floating —- LIBOR	(327,989)	(326,852)
12/30/2014 12/30/2034	2,200,000		Fixed — 4.01%	Floating —- LIBOR	(100,590)	(101,257)
5/13/2014 5/13/2044	8,800,000		Fixed — 4.064%	Floating —- LIBOR	(658,918)	(556,218)
12/30/2014 12/30/2016	2,700,000		Floating — LIBOR	Fixed — 1.173%	8,378	8,808
12/30/2014 12/30/2019	10,400,000		Floating —- LIBOR	Fixed — 2.522%	147,212	156,784
12/30/2014 12/30/2044	1,800,000		Floating —- LIBOR	Fixed — 4.081%	100,692	102,955
Total net unrealized depreciation						(715,780)

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	8,800,000	1	Floating — LIBOR	Fixed — 3.0%	(248,793)	(248,793)

At January 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (m)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	8,800,000	1	5/9/2014	64,900	(40,503)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	9,400,000	1	4/20/2016	335,110	(277,047)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(94,466)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	4	3/15/2016	103,840	(94,466)
Total Call Options					567,430	(506,482)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(4,945)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	4	3/15/2016	22,440	(4,945)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	19,000,000	7	10/22/2014	241,300	(134,471)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	7,900,000	4	1/30/2015	97,565	(97,565)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	8,800,000	5	1/26/2015	88,771	(88,771)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	19,000,000	4	10/17/2014	262,200	(157,981)
Total Put Options					775,856	(488,678)

Total					1,343,286	(995,160)

(m)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2014 was $348,126.

Counterparties:
1	Nomura International PLC
2	Credit Suisse
3	UBS AG
4	BNP Paribas
5	Barclays Bank PLC
6	Citigroup, Inc.

At January 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CAD	10,303,294	NZD	11,900,000	2/7/2014	370,211	Citigroup, Inc.
NZD	11,900,000	CAD	10,857,830	2/7/2014	127,642	Australia & New Zealand Banking Group Ltd.
AUD	10,900,000	USD	9,676,128	2/7/2014	138,921	Nomura International PLC
MXN	13,810,245	USD	1,036,267	2/11/2014	4,157	Commonwealth Bank of Australia
KRW	4,660,000,000	USD	4,403,912	2/18/2014	54,159	JPMorgan Chase Securities, Inc.
SEK	52,000,000	EUR	5,903,550	2/21/2014	27,151	Barclays Bank PLC
EUR	590,000	USD	806,459	2/21/2014	10,723	Citigroup, Inc.
MYR	12,700,000	USD	3,824,149	2/21/2014	32,957	Nomura International PLC
CAD	16,753,099	USD	15,235,215	4/23/2014	221,123	UBS AG
NOK	22,740,000	USD	3,666,465	4/23/2014	54,321	Commonwealth Bank of Australia
AUD	9,439,420	USD	8,257,388	4/23/2014	39,618	Nomura International PLC
Total unrealized appreciation					1,080,983

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,013,225	MXN	26,510,245	2/11/2014	(31,980)	JPMorgan Chase Securities, Inc.
USD	4,060,652	SGD	5,100,000	2/18/2014	(66,119)	Commonwealth Bank of Australia
USD	3,845,746	MYR	12,700,000	2/21/2014	(54,554)	Nomura International PLC
INR	367,300,000	USD	5,752,545	2/28/2014	(76,820)	Citigroup, Inc.
INR	241,600,000	USD	3,823,995	2/28/2014	(10,404)	Australia & New Zealand Banking Group Ltd.
TRY	13,000,000	USD	5,672,219	2/28/2014	(37,692)	Commonwealth Bank of Australia
ZAR	62,000,000	USD	5,543,700	3/4/2014	(12,130)	JPMorgan Chase Securities, Inc.
SGD	4,979,010	USD	3,895,147	4/23/2014	(4,719)	Citigroup, Inc.
Total unrealized depreciation					(294,418)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	TRY	Turkish Lira
KRW	South Korean Won	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand
MYR	Malaysian Ringgit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,294,086	$31,978,495	$7,754	$38,280,335
Consumer Staples	68,063,881	91,359,685	—	159,423,566
Energy	38,876,164	—	—	38,876,164
Financials	52,737,457	22,899,274	—	75,636,731
Health Care	15,641,133	54,562,543	—	70,203,676
Industrials	29,060,427	56,283,285	0	85,343,712
Information Technology	49,520,233	14,129,316	—	63,649,549
Materials	22,945,299	9,447,424	—	32,392,723
Telecommunication Services	—	14,410,795	—	14,410,795
Utilities	35,076,172	11,799,119	—	46,875,291
Preferred Stock	—	286,989	—	286,989
Warrants (n)	—	—	47,129	47,129
Fixed Income Investments (n)
Corporate Bonds	—	243,485,453	0	243,485,453
Asset-Backed	—	4,046,557	—	4,046,557
Mortgage-Backed Securities Pass-Throughs	—	6,009,198	—	6,009,198
Commercial Mortgage-Backed Securities	—	7,666,400	—	7,666,400
Collateralized Mortgage Obligations	—	22,653,282	—	22,653,282
Government & Agency Obligations	—	65,538,616	—	65,538,616
Convertible Bond	—	—	1,206,748	1,206,748
Loan Participations and Assignments	—	389,430	0	389,430
Preferred Security	—	122,670	—	122,670
Short-Term Investments (n)	162,405,781	—	—	162,405,781
Derivatives (o)
Purchased Options	—	431,988	—	431,988
Futures Contracts	163,218	—	—	163,218
Credit Default Swap Contracts	—	57,848	—	57,848
Interest Rate Swap Contracts	—	268,547	—	268,547
Forward Foreign Currency Exchange Contracts	—	1,080,983	—	1,080,983

Total	$480,783,851	$658,907,897	$1,261,631	$1,140,953,379

Liabilities
Derivatives (o)
Futures Contracts	$(604,608)	$—	$—	$(604,608)
Interest Rate Swap Contracts	—	(1,233,120)	—	(1,233,120)
Written Options	—	(995,160)	—	(995,160)
Forward Foreign Currency Exchange Contracts	—	(294,418)	—	(294,418)

Total	$(604,608)	$(2,522,698)	$—	$(3,127,306)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014, categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$57,848	$—	$—
Foreign Exchange Contracts	$—	$—	$786,565	$—
Interest Rate Contracts	$(441,390)	$(964,573)	$—	$316,224

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of DWS Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014